REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

5.	REVENUE

Disaggregation of Revenue

The Company believes that the nature, amount, timing and uncertainty of its revenue and cash flows and how they are affected by economic factors are most appropriately depicted by (i) geographic region, based on the shipping location of the customer, and (ii) type of product or service provided.

Total revenue based on the disaggregation criteria described above is as follows (dollars in thousands):

	Nine Months Ended September 30,
	2025		2024
		% of		% of
	Revenue	revenue	Revenue	revenue
Revenue by geographic area
United States	$3,522	90%	$2,657	75%
Europe	409	10%	763	21%
Rest of the world	-	0%	135	4%
Total	$3,931	100%	$3,555	100%

Revenue by type
Products	$3,859	98%	$3,498	98%
Rentals	72	2%	57	2%
Total	$3,931	100%	$3,555	100%

Revenue from products includes related services, which represented less than 10% of product revenue for both periods. In the nine months ended September 30, 2025, sales included $485,000 or 12% of total revenue to Serbia and $3.5 million or 90% of total revenue to the United States. In the nine months ended September 30, 2024, sales included $494,000 or 14% of total revenue to Serbia. Customer concentrations are recorded in Note 6.

Contract assets. There were no contract assets, representing unbilled receivables where revenue has been recognized in advance of customer billings, as of September 30, 2025 and December 31, 2024.

Remaining Performance Obligations. Remaining Performance Obligations (“RPO”) comprise deferred revenue plus unbilled contract revenue. As of September 30, 2025 and December 31, 2024, there was no RPO.

5.	REVENUE

Disaggregation of Revenue

The Company believes that the nature, amount, timing and uncertainty of its revenue and cash flows and how they are affected by economic factors are most appropriately depicted by (i) geographic region, based on the shipping location of the customer, and (ii) type of product or service provided.

Total revenue based on the disaggregation criteria described above is as follows (dollars in thousands):

	Year Ended December 31,
	2024		2023
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$3,266	74%	$3,636	72%
Europe	991	23%	889	18%
Rest of the world	134	3%	518	10%
Total	$4,391	100%	$5,043	100%

Revenue by type
Products	$4,254	97%	$4,941	98%
Rentals	137	3%	102	2%
Total	$4,391	100%	$5,043	100%

Revenue from products includes related services, which represented less than 10% of product revenue for both periods. In the year ended December 31, 2024, sales included $135,000 or 3%, $494,000 or 11% and $193,000 or 4% of total revenue to Canada, Serbia and Germany, respectively. In the year ended December 31, 2023, sales included $737,000 or 15% and $518,000 or 10% of total revenue to Serbia and Saudia Arabia, respectively. Customer concentrations are recorded in Note 6.

Contract assets. There were no contract assets, representing unbilled receivables where revenue has been recognized in advance of customer billings, as of December 31, 2024 and 2023.

Remaining Performance Obligations. Remaining Performance Obligations (“RPO”) comprise deferred revenue plus unbilled contract revenue. As of December 31, 2024 and 2023, there was no RPO.